INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Deferred tax assets
Share issuance costs and financing fees	$ 254,662	$ 505,035
Allowable capital losses	140,224	138,421
Non-capital losses	4,409,825	3,834,262
Intangible assets	940,967	816,736
Mineral resource properties	0	983,977
Right of use assets and lease liabilities, net	98,352	63,032
Goodwill	0	0
Reclamation obligation	14,923	14,852
Total deferred tax assets	5,858,953	6,356,315
Valuation allowance	(4,919,214)	(5,573,835)
Total net deferred tax assets	939,739	782,480
Deferred tax liabilities
Property and equipment	(930,715)	(225,966)
Net deferred tax asset	$ 9,024	$ 556,514